NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 5, 2015

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 27, 2015

Effective immediately, Karen L. Bowie will serve as the sole portfolio manager of the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCVS-1015P